Offerings	Nov. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	CareDx, Inc. 2024 Equity Incentive PlanCommon Stock, par value $0.001 per share
Amount Registered | shares	1,600,000
Proposed Maximum Offering Price per Unit	14.53
Maximum Aggregate Offering Price	$ 23,248,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,560
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of common stock, $0.001 par value per share (the “Common Stock”), of CareDx, Inc. (the “Registrant”) that become issuable under the CareDx, Inc. 2024 Equity Incentive Plan, as amended by Amendment No. 1, dated as of April 23, 2025 (the “2024 Plan”) and the CareDx, Inc. 2025 Inducement Equity Incentive Plan (the “2025 Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.Represents the number of additional shares of Common Stock that were reserved for issuance under the 2024 Plan.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and the proposed maximum aggregate offering price with respect to these shares are calculated based on $14.53 per share, the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on October 30, 2025, a date within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	CareDx, Inc. 2025 Inducement Equity Incentive PlanCommon Stock, par value $0.001 per share
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	14.53
Maximum Aggregate Offering Price	$ 5,085,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 779
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of common stock, $0.001 par value per share (the “Common Stock”), of CareDx, Inc. (the “Registrant”) that become issuable under the CareDx, Inc. 2024 Equity Incentive Plan, as amended by Amendment No. 1, dated as of April 23, 2025 (the “2024 Plan”) and the CareDx, Inc. 2025 Inducement Equity Incentive Plan (the “2025 Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.Represents the number of shares of Common Stock that were reserved for issuance under the 2025 Inducement PlanEstimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and the proposed maximum aggregate offering price with respect to these shares are calculated based on $14.53 per share, the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Market on October 30, 2025, a date within five business days prior to the filing of this Registration Statement.